Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Years Ended December 31,
	2024	2023	2022

	(in thousands, except share and per share data)
Numerator:
Net income	$438,705	$167,078	$232,354
Denominator:
Weighted-average shares used in computing net income per share, basic	139,935,525	139,025,657	138,982,872
Dilutive effect of RSUs	1,148,328	394,597	—
Weighted-average shares used in computing net income per share, diluted	141,083,853	139,420,254	138,982,872
Net income per share, basic	$3.14	$1.20	$1.67
Net income per share, diluted	$3.11	$1.20	$1.67